2. GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 30, 2017	Dec. 31, 2016	Dec. 30, 2016	Dec. 31, 2015
Capitalization of accrued interest to convertible notes payable
Net loss	$ (774,271)	$ (604,332)	$ (1,785,878)	$ (1,223,905)	$ (3,041,430)	$ (3,041,430)	$ (2,633,516)	$ (2,633,516)
Stock based compensation expense			177,434	191,146	430,084		842,089
Net cash used in operations			354,925	(452,742)	(3,437,312)		(1,798,726)
Working capital	(1,765,422)		(1,765,422)		(786,621)
Stockholders' deficit	(1,436,325)		(1,436,325)		(349,262)	$ (349,262)	(1,385,104)	$ (1,385,104)	$ (1,408,603)
Accumulated deficit	$ (40,062,757)		(40,062,757)		(38,276,879)		(35,235,449)
Proceeds from offering			$ 290,000	$ 245,000	2,345,000		1,820,000
Proceeds from line of credit					1,150,000		$ 0
Proceeds from loan facility					500,000
Line of credit maximum amount					$ 3,000,000